DERIVATIVES AND HEDGING ACTIVITIES - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net unrealized after-tax loss		$ (14.8)	$ (17.8)
Net unrealized after-tax derivative loss to be reclassified into earnings within the next twelve months		$ (3.0)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 720.0
Net unrealized after-tax loss				$ 15.6
Derivative, Remaining Maturity	60 months
Net unrealized after-tax derivative loss to be reclassified into earnings within the next twelve months				6.6
Interest rate swaps | Prepaid Expenses and Other Current Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value, interest rate swap liabilities					$ (6.5)
Derivative, Fair Value, Net					$ 6.5
Interest rate swaps | Other current liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value, interest rate swap liabilities				(20.8)
Derivative, Fair Value, Net				$ 20.8